UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	10/31/2014

Item 1. Schedule of Investments

Prudential Jennison Conservative Growth Fund

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 1.5%
Boeing Co. (The)	5,550	$693,251
Honeywell International, Inc.	23,309	2,240,461
Precision Castparts Corp.	2,520	556,164

		3,489,876

Banks — 4.3%
Bank of America Corp.	104,665	1,796,051
Citigroup, Inc.	40,743	2,180,973
JPMorgan Chase & Co.	50,314	3,042,991
Wells Fargo & Co.	63,634	3,378,329

		10,398,344

Beverages — 1.5%
Constellation Brands, Inc. (Class A Stock)*	39,732	3,637,067

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.*	4,628	885,614
Amgen, Inc.	6,694	1,085,633
Biogen Idec, Inc.*	12,557	4,031,802
Celgene Corp.*	15,612	1,671,889
Gilead Sciences, Inc.*	23,632	2,646,784

		10,321,722

Capital Markets — 5.1%
BlackRock, Inc.	10,736	3,662,157
Franklin Resources, Inc.	15,400	856,394
Invesco Ltd.	39,459	1,596,906
Morgan Stanley	172,053	6,013,252

		12,128,709

Chemicals — 3.2%
Celanese Corp. (Class A Stock)	18,102	1,063,130
Eastman Chemical Co.	43,929	3,548,585
LyondellBasell Industries NV (Class A Stock)	25,921	2,375,141
Monsanto Co.	6,294	724,062

		7,710,918

Communications Equipment — 0.3%
Harris Corp.	9,903	689,249

Diversified Financial Services — 1.4%
Berkshire Hathaway, Inc. (Class B Stock)*	24,383	3,417,521

Diversified Telecommunication Services — 2.4%
CenturyLink, Inc.	53,937	2,237,307
Verizon Communications, Inc.	70,199	3,527,500

		5,764,807

Electric Utilities — 1.6%
ITC Holdings Corp.	95,294	3,774,595

Electronic Equipment, Instruments & Components — 1.5%
Avnet, Inc.	85,320	3,690,090

Energy Equipment & Services — 2.9%
National Oilwell Varco, Inc.	46,552	3,381,537
Schlumberger Ltd.	27,764	2,739,196
Seadrill Ltd. (Norway)	34,596	795,708

		6,916,441

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	4,635	618,170
CVS Health Corp.	43,846	3,762,425

		4,380,595

Food Products — 5.0%
Archer-Daniels-Midland Co.	68,848	3,235,856
General Mills, Inc.	36,083	1,874,873
Kraft Foods Group, Inc.	62,152	3,502,265
Tyson Foods, Inc. (Class A Stock)(a)	86,771	3,501,210

		12,114,204

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	14,041	612,047
C.R. Bard, Inc.	24,397	4,000,376
St. Jude Medical, Inc.	11,914	764,522

		5,376,945

Health Care Providers & Services — 3.5%
Aetna, Inc.	27,811	2,294,686
Cardinal Health, Inc.	46,527	3,651,439
Cigna Corp.	25,108	2,500,003

		8,446,128

Household Products — 0.7%
Kimberly-Clark Corp.	13,620	1,556,357

Industrial Conglomerates — 1.6%
3M Co.	24,931	3,833,640

Insurance — 1.3%
Marsh & McLennan Cos., Inc.	57,631	3,133,397

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	7,982	2,438,182
Priceline Group, Inc. (The)*	2,207	2,662,105

		5,100,287

Internet Software & Services — 8.8%
Alibaba Group Holding Ltd. (China), ADR*(a)	14,064	1,386,710
Facebook, Inc. (Class A Stock)*	112,895	8,465,996
Google, Inc. (Class A Stock)*	16,064	9,122,264
LinkedIn Corp. (Class A Stock)*	3,480	796,781
Twitter, Inc.*	34,942	1,449,045

		21,220,796

IT Services — 5.6%
Computer Sciences Corp.	58,823	3,552,909
International Business Machines Corp.	18,539	3,047,812
MasterCard, Inc. (Class A Stock)	59,280	4,964,700
Visa, Inc. (Class A Stock)	7,675	1,852,975

		13,418,396

Life Sciences Tools & Services — 0.7%
Illumina, Inc.*	8,266	1,591,866

Machinery — 0.3%
Caterpillar, Inc.	5,926	600,956

Media — 4.3%
Comcast Corp. (Class A Stock)(a)	19,039	1,053,809
Viacom, Inc. (Class B Stock)	11,012	800,352
Walt Disney Co. (The)	93,265	8,522,556

		10,376,717

Multi-Utilities — 1.5%
Dominion Resources, Inc.	50,100	3,572,130

Multiline Retail — 2.7%
Kohl’s Corp.(a)	57,440	3,114,397
Macy’s, Inc.	60,075	3,473,536

		6,587,933

Oil, Gas & Consumable Fuels — 6.7%
Chevron Corp.	25,366	3,042,652
Exxon Mobil Corp.	57,047	5,517,015
Marathon Petroleum Corp.	42,091	3,826,072
Valero Energy Corp.	76,096	3,811,649

		16,197,388

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	13,093	761,882
Johnson & Johnson	33,269	3,585,733
Merck & Co., Inc.	118,947	6,891,789
Novo Nordisk A/S (Denmark), ADR	60,918	2,752,275

		13,991,679

Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp.	66,709	6,504,127

Road & Rail — 2.1%
Canadian Pacific Railway Ltd. (Canada)	2,898	601,857
Norfolk Southern Corp.	5,324	589,047
Union Pacific Corp.	32,806	3,820,259

		5,011,163

Semiconductors & Semiconductor Equipment — 1.1%
ARM Holdings PLC (United Kingdom), ADR	17,520	748,279
Intel Corp.	56,672	1,927,415

		2,675,694

Software — 2.3%
Microsoft Corp.	75,598	3,549,326
Oracle Corp.	20,100	784,905
Red Hat, Inc.*	10,243	603,517
salesforce.com, inc.*	10,739	687,189

		5,624,937

Specialty Retail — 1.1%
Inditex SA (Spain), ADR	151,119	2,109,621
TJX Cos., Inc. (The)	9,768	618,510

		2,728,131

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	89,620	9,678,960

Textiles, Apparel & Luxury Goods — 1.3%
Luxottica Group SpA (Italy), ADR	25,350	1,287,780
NIKE, Inc. (Class B Stock)(a)	20,157	1,873,996

		3,161,776

TOTAL LONG-TERM INVESTMENTS (cost $194,770,133)		238,823,541

SHORT-TERM INVESTMENT — 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $10,780,105; includes $8,690,989 of cash collateral for securities on loan)(b)(c)	10,780,105	10,780,105

TOTAL INVESTMENTS — 103.7% (cost $205,550,238)(d)		249,603,646
Liabilities in excess of other assets — (3.7)%		(8,994,247)

NET ASSETS — 100.0%		$240,609,399

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,577,261; cash collateral of $8,690,989 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$206,451,465

Appreciation	45,776,792
Depreciation	(2,624,611)

Net Unrealized Appreciation	$43,152,181

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,489,876	$—	$—
Banks	10,398,344	—	—
Beverages	3,637,067	—	—
Biotechnology	10,321,722	—	—
Capital Markets	12,128,709	—	—
Chemicals	7,710,918	—	—
Communications Equipment	689,249	—	—
Diversified Financial Services	3,417,521	—	—
Diversified Telecommunication Services	5,764,807	—	—
Electric Utilities	3,774,595	—	—
Electronic Equipment, Instruments & Components	3,690,090	—	—
Energy Equipment & Services	6,916,441	—	—
Food & Staples Retailing	4,380,595	—	—
Food Products	12,114,204	—	—
Health Care Equipment & Supplies	5,376,945	—	—
Health Care Providers & Services	8,446,128	—	—
Household Products	1,556,357	—	—
Industrial Conglomerates	3,833,640	—	—

Insurance	3,133,397	—	—
Internet & Catalog Retail	5,100,287	—	—
Internet Software & Services	21,220,796	—	—
IT Services	13,418,396	—	—
Life Sciences Tools & Services	1,591,866	—	—
Machinery	600,956	—	—
Media	10,376,717	—	—
Multi-Utilities	3,572,130	—	—
Multiline Retail	6,587,933	—	—
Oil, Gas & Consumable Fuels	16,197,388	—	—
Pharmaceuticals	13,991,679	—	—
Real Estate Investment Trusts (REITs)	6,504,127	—	—
Road & Rail	5,011,163	—	—
Semiconductors & Semiconductor Equipment	2,675,694	—	—
Software	5,624,937	—	—
Specialty Retail	2,728,131	—	—
Technology Hardware, Storage & Peripherals	9,678,960	—	—
Textiles, Apparel & Luxury Goods	3,161,776	—	—
Affiliated Money Market Mutual Fund	10,780,105	—	—

Total	$249,603,646	$—	$—

Prudential Jennison Rising Dividend Fund

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 5.4%
Boeing Co. (The)	852	$106,423
Honeywell International, Inc.	1,058	101,695
Lockheed Martin Corp.	445	84,804
United Technologies Corp.	448	47,936

		340,858

Air Freight & Logistics — 1.3%
FedEx Corp.	476	79,682

Airlines — 1.2%
Delta Air Lines, Inc.	1,826	73,460

Banks — 8.3%
Bank of America Corp.	7,296	125,199
Citigroup, Inc.	519	27,782
JPMorgan Chase & Co.	2,729	165,050
PNC Financial Services Group, Inc. (The)	850	73,432
Wells Fargo & Co.	2,471	131,185

		522,648

Beverages — 1.0%
PepsiCo, Inc.	644	61,934

Capital Markets — 2.9%
BlackRock, Inc.	186	63,446
Goldman Sachs Group, Inc. (The)	617	117,224

		180,670

Chemicals — 2.8%
Air Products & Chemicals, Inc.	367	49,420
Ecolab, Inc.	895	99,551
Monsanto Co.	269	30,946

		179,917

Communications Equipment — 1.4%
Cisco Systems, Inc.	3,612	88,386

Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	1,196	60,099

Electric Utilities — 1.1%
Edison International	1,094	68,463

Electrical Equipment — 0.9%
Emerson Electric Co.	856	54,835

Food & Staples Retailing — 3.5%
Costco Wholesale Corp.	969	129,236
CVS Health Corp.	1,068	91,645

		220,881

Food Products — 2.4%
Mead Johnson Nutrition Co.	764	75,873
Mondelez International, Inc. (Class A Stock)	2,144	75,597

		151,470

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	2,045	89,142

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	800	76,008

Hotels, Restaurants & Leisure — 2.2%
Las Vegas Sands Corp.	950	59,147
Starbucks Corp.	1,060	80,094

		139,241

Household Products — 1.8%
Procter & Gamble Co. (The)	1,304	113,800

Industrial Conglomerates — 0.7%
General Electric Co.	1,690	43,619

Insurance — 2.4%
MetLife, Inc.	1,526	82,770
Travelers Cos., Inc. (The)	704	70,963

		153,733

IT Services — 5.3%
Automatic Data Processing, Inc.	1,248	102,061
MasterCard, Inc. (Class A Stock)	1,129	94,554
Xerox Corp.	10,191	135,337

		331,952

Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	692	81,358

Media — 4.7%
Comcast Corp. (Class A Stock)	2,512	139,039
Time Warner, Inc.	1,239	98,463
Walt Disney Co. (The)	678	61,956

		299,458

Multi-Utilities — 2.8%
Dominion Resources, Inc.	1,128	80,426
Sempra Energy	850	93,500

		173,926

Multiline Retail — 1.2%
Target Corp.	1,184	73,195

Oil, Gas & Consumable Fuels — 11.5%
Chevron Corp.	527	63,214
ConocoPhillips	783	56,493
EOG Resources, Inc.	871	82,789
Exxon Mobil Corp.	863	83,461
Kinder Morgan, Inc.	2,446	94,660
ONEOK, Inc.	966	56,936
Phillips 66	821	64,449
Targa Resources Corp.	499	64,186
Williams Cos., Inc. (The)	2,859	158,703

		724,891

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The) (Class A Stock)	747	56,159

Pharmaceuticals — 7.7%
AbbVie, Inc.	2,224	141,135
Bristol-Myers Squibb Co.	2,906	169,100
Merck & Co., Inc.	2,388	138,361
Pfizer, Inc.	1,277	38,246

		486,842

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	696	67,860

Road & Rail — 3.6%
Canadian Pacific Railway Ltd. (Canada)	613	127,308
Union Pacific Corp.	850	98,982

		226,290

Semiconductors & Semiconductor Equipment — 1.9%
Analog Devices, Inc.	871	43,219
ARM Holdings PLC (United Kingdom), ADR	809	34,553
Xilinx, Inc.	1,021	45,414

		123,186

Software — 4.9%
Intuit, Inc.	870	76,569
Microsoft Corp.	3,744	175,781
Oracle Corp.	1,411	55,099

		307,449

Specialty Retail — 3.1%
GameStop Corp. (Class A Stock)	2,254	96,381
Home Depot, Inc. (The)	1,037	101,128

		197,509

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	2,456	265,248

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc. (Class B Stock)	1,188	110,448

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC (United Kingdom), ADR	1,505	49,996

TOTAL LONG-TERM INVESTMENTS (cost $5,802,993)		6,274,613

SHORT-TERM INVESTMENT — 1.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $65,674)(a)	65,674	65,674

TOTAL INVESTMENTS — 100.5% (cost $5,868,667)(b)		6,340,287
Liabilities in excess of other assets — (0.5)%		(31,797)

NET ASSETS — 100.0%		$6,308,490

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$5,870,190

Appreciation	537,572
Depreciation	(67,475)

Net Unrealized Appreciation	$470,097

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$340,858	$—	$—
Air Freight & Logistics	79,682	—	—
Airlines	73,460	—	—
Banks	522,648	—	—
Beverages	61,934	—	—
Capital Markets	180,670	—	—
Chemicals	179,917	—	—
Communications Equipment	88,386	—	—
Diversified Telecommunication Services	60,099	—	—
Electric Utilities	68,463	—	—
Electrical Equipment	54,835	—	—
Food & Staples Retailing	220,881	—	—
Food Products	151,470	—	—
Health Care Equipment & Supplies	89,142	—	—
Health Care Providers & Services	76,008	—	—
Hotels, Restaurants & Leisure	139,241	—	—
Household Products	113,800	—	—
Industrial Conglomerates	43,619	—	—
Insurance	153,733	—	—
IT Services	331,952	—	—
Life Sciences Tools & Services	81,358	—	—
Media	299,458	—	—
Multi-Utilities	173,926	—	—
Multiline Retail	73,195	—	—
Oil, Gas & Consumable Fuels	724,891	—	—
Personal Products	56,159	—	—
Pharmaceuticals	486,842	—	—
Real Estate Investment Trusts (REITs)	67,860	—	—
Road & Rail	226,290	—	—
Semiconductors & Semiconductor Equipment	123,186	—	—
Software	307,449	—	—
Specialty Retail	197,509	—	—
Technology Hardware, Storage & Peripherals	265,248	—	—
Textiles, Apparel & Luxury Goods	110,448	—	—
Wireless Telecommunication Services	49,996	—	—
Affiliated Money Market Mutual Fund	65,674	—	—

Total	$6,340,287	$—	$—

Prudential Small Cap Value Fund

Schedule of Investments

as of October 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.5%
Aerospace & Defense — 0.6%
Ducommun, Inc.*	49,500	$1,307,295

Air Freight & Logistics — 0.9%
Air Transport Services Group, Inc.*	94,000	768,920
Atlas Air Worldwide Holdings, Inc.*	29,800	1,100,216

		1,869,136

Airlines — 1.5%
Alaska Air Group, Inc.	31,200	1,660,776
Hawaiian Holdings, Inc.*(a)	19,400	336,396
JetBlue Airways Corp.*(a)	7,800	90,012
Republic Airways Holdings, Inc.*	99,400	1,244,488

		3,331,672

Auto Components — 1.7%
American Axle & Manufacturing Holdings, Inc.*	19,800	382,734
Federal-Mogul Holdings Corp.*	37,700	588,497
Modine Manufacturing Co.*	8,600	110,338
Shiloh Industries, Inc.*	9,500	161,880
Tenneco, Inc.*	27,400	1,434,664
Tower International, Inc.*	45,700	1,110,510

		3,788,623

Banks — 18.8%
1st Source Corp.	24,900	779,121
Ames National Corp.	1,100	27,280
Arrow Financial Corp.	8,976	245,852
BancFirst Corp.	15,500	1,007,500
Banco Latinoamericano de Comercio Exterior SA (Panama)	34,700	1,167,308
Bank of Marin Bancorp	13,300	663,936
Banner Corp.	20,600	890,332
BBCN Bancorp, Inc.	67,700	957,278
Boston Private Financial Holdings, Inc.	17,900	235,385
Bryn Mawr Bank Corp.	4,200	129,486
Cathay General BanCorp	15,300	404,073
Central Pacific Financial Corp.	7,400	139,860
Century Bancorp, Inc. (Class A Stock)	1,200	45,576
Chemical Financial Corp.	34,600	1,030,388
Citizens & Northern Corp.	17,700	352,230
Community Trust Bancorp, Inc.	23,760	854,172
ConnectOne Bancorp, Inc.	11,300	209,050
Customers Bancorp, Inc.*	21,750	415,425
Enterprise Bancorp, Inc.	1,100	25,883
Enterprise Financial Services Corp.	37,900	714,415
Fidelity Southern Corp.	12,500	191,875
Financial Institutions, Inc.	31,000	779,340
First Bancorp	35,300	639,636
First Community Bancshares, Inc.	30,300	496,011
First Financial Bancorp	63,000	1,105,020
First Financial Corp.	22,700	787,236
First Interstate BancSystem, Inc.	35,800	1,050,372
First Merchants Corp.	48,300	1,093,995
First Midwest Bancorp, Inc.	68,600	1,151,794
First NBC Bank Holding Co.*	26,500	973,345
German American Bancorp, Inc.	3,100	92,597
Great Southern Bancorp, Inc.	28,800	1,094,688
Hanmi Financial Corp.	37,700	808,665
Heartland Financial USA, Inc.	29,200	776,720

Horizon Bancorp	29,100	748,452
International Bancshares Corp.	45,440	1,289,133
Lakeland Bancorp, Inc.	19,320	212,327
Lakeland Financial Corp.	19,700	816,368
MainSource Financial Group, Inc.	39,600	720,324
Merchants Bancshares, Inc.	5,200	154,908
MidSouth Bancorp, Inc.	8,200	155,308
MidWestOne Financial Group, Inc.	2,905	77,505
National Penn Bancshares, Inc.	109,100	1,122,639
NBT Bancorp, Inc.	45,900	1,178,712
Northrim BanCorp, Inc.	17,900	517,310
Old National Bancorp	8,500	123,675
Pacific Continental Corp.	4,400	63,448
Peoples Bancorp, Inc.	10,700	263,755
Preferred Bank	29,300	778,794
PrivateBancorp, Inc.	39,400	1,273,408
S&T Bancorp, Inc.	25,000	689,750
Sandy Spring Bancorp, Inc.	37,700	972,660
Sierra Bancorp	13,700	235,092
Stock Yards Bancorp, Inc.	31,500	1,048,320
Suffolk Bancorp	3,700	84,952
Susquehanna Bancshares, Inc.	35,900	352,179
Tompkins Financial Corp.	20,800	1,044,160
Univest Corp. of Pennsylvania	35,100	720,252
Washington Trust Bancorp, Inc.	18,900	725,193
WesBanco, Inc.	33,800	1,164,748
West Bancorporation, Inc.	23,600	391,288
Western Alliance Bancorp*	35,900	955,658
Wilshire Bancorp, Inc.	79,700	789,030
Wintrust Financial Corp.	19,400	898,608

		40,903,800

Capital Markets — 3.1%
Arlington Asset Investment Corp. (Class A Stock)(a)	28,100	769,378
Calamos Asset Management, Inc. (Class A Stock)	40,700	557,590
FBR & Co.*	16,700	403,138
Investment Technology Group, Inc.*	46,100	826,573
Manning & Napier, Inc.	24,100	381,744
Oppenheimer Holdings, Inc. (Class A Stock)	30,300	743,865
Piper Jaffray Cos.*	23,500	1,326,810
Pzena Investment Management, Inc.	21,300	214,065
Stifel Financial Corp.*	30,500	1,449,055

		6,672,218

Chemicals — 0.8%
Chase Corp.	5,200	186,524
Stepan Co.	33,900	1,501,092

		1,687,616

Commercial Services & Supplies — 4.1%
ACCO Brands Corp.*	86,300	710,249
Deluxe Corp.	35,600	2,164,480
Kimball International, Inc. (Class B Stock)	30,400	546,592
Multi-Color Corp.	9,300	458,490
Performant Financial Corp.*(a)	147,500	1,272,925
Quad/Graphics, Inc.	57,900	1,276,695
UniFirst Corp.	4,800	535,488
West Corp.	59,100	1,891,200

		8,856,119

Communications Equipment — 0.2%
Tessco Technologies, Inc.	10,900	346,075

Construction & Engineering — 1.2%
Argan, Inc.	39,400	1,371,514
MYR Group, Inc.*	49,000	1,271,060

		2,642,574

Consumer Finance — 1.6%
Cash America International, Inc.	3,600	176,940
Credit Acceptance Corp.*	9,800	1,446,088
Nelnet, Inc. (Class A Stock)	36,500	1,737,035
Portfolio Recovery Associates, Inc.*(a)	2,500	158,125

		3,518,188

Containers & Packaging — 0.6%
Berry Plastics Group, Inc.*	47,600	1,238,552

Diversified Consumer Services — 0.6%
Steiner Leisure Ltd.*	5,000	210,900
Strayer Education, Inc.*(a)	14,500	1,061,255

		1,272,155

Diversified Financial Services — 0.4%
Marlin Business Services Corp.	37,400	790,636

Diversified Telecommunication Services — 1.5%
Inteliquent, Inc.	47,500	799,425
Intelsat SA*(a)	88,200	1,716,372
Premiere Global Services, Inc.*	61,900	648,093

		3,163,890

Electric Utilities — 4.0%
Empire District Electric Co. (The)(a)	76,400	2,172,816
IDACORP, Inc.	41,300	2,611,399
MGE Energy, Inc.	35,500	1,578,685
Otter Tail Corp.	37,400	1,159,400
Portland General Electric Co.(a)	35,500	1,292,555

		8,814,855

Electronic Equipment, Instruments & Components — 4.8%
Anixter International, Inc.	9,700	826,149
Benchmark Electronics, Inc.*	81,200	1,926,064
Electro Rent Corp.	6,700	102,108
Fabrinet (Thailand)*	60,800	1,107,168
Insight Enterprises, Inc.*	70,600	1,606,150
PC Connection, Inc.	32,200	767,970
Plexus Corp.*	48,000	1,984,800
Sanmina Corp.*	86,200	2,161,034

		10,481,443

Energy Equipment & Services — 1.8%
Era Group, Inc.*	32,400	757,836
GulfMark Offshore, Inc. (Class A Stock)	22,300	672,568
Helix Energy Solutions Group, Inc.*	67,900	1,808,856
PHI, Inc.*	15,600	697,944

		3,937,204

Food & Staples Retailing — 0.6%
Ingles Markets, Inc.	11,700	314,730
Pantry, Inc. (The)*	33,700	868,449
Weis Markets, Inc.	4,900	218,736

		1,401,915

Food Products — 2.2%
Cal-Maine Foods, Inc.	2,600	228,254

Fresh Del Monte Produce, Inc.	48,200	1,547,702
Omega Protein Corp.*	47,300	683,485
Pilgrim’s Pride Corp.*(a)	45,100	1,281,291
Sanderson Farms, Inc.(a)	11,700	982,566

		4,723,298

Gas Utilities — 2.5%
Chesapeake Utilities Corp.	17,700	857,211
New Jersey Resources Corp.	26,000	1,520,480
Piedmont Natural Gas Co., Inc.	24,300	923,643
Southwest Gas Corp.	38,400	2,230,656

		5,531,990

Health Care Equipment & Supplies — 0.1%
Symmetry Medical, Inc.*	21,700	214,830

Health Care Providers & Services — 5.5%
Amsurg Corp.*	32,400	1,749,924
HealthSouth Corp.	38,300	1,544,639
LHC Group, Inc.*	18,000	438,300
Magellan Health, Inc.*	32,600	1,972,952
National Healthcare Corp.	27,200	1,640,432
PharMerica Corp.*	63,500	1,821,815
Select Medical Holdings Corp.	113,000	1,629,460
Skilled Healthcare Group, Inc. (Class A Stock)*	58,200	403,326
Triple-S Management Corp. (Class B Stock) (Puerto Rico)*	35,000	774,900

		11,975,748

Hotels, Restaurants & Leisure — 1.5%
Marcus Corp. (The)	66,100	1,132,293
Monarch Casino & Resort, Inc.*	9,400	152,938
Ruth’s Hospitality Group, Inc.	106,200	1,292,454
Speedway Motorsports, Inc.	36,800	720,176

		3,297,861

Household Durables — 0.4%
CSS Industries, Inc.	8,000	228,480
Libbey, Inc.*	13,800	396,750
NACCO Industries, Inc. (Class A Stock)	5,900	345,563

		970,793

Insurance — 7.9%
AMERISAFE, Inc.	20,400	850,680
Argo Group International Holdings Ltd.	23,100	1,288,980
Crawford & Co. (Class B Stock)	20,800	211,744
EMC Insurance Group, Inc.	16,900	541,476
Employers Holdings, Inc.	3,700	75,443
Enstar Group Ltd.*	6,500	962,455
FBL Financial Group, Inc. (Class A Stock)	34,100	1,690,678
Global Indemnity PLC*	17,600	510,048
HCC Insurance Holdings, Inc.	7,400	386,206
Independence Holding Co.	4,400	62,260
Maiden Holdings Ltd.	17,900	213,905
Montpelier Re Holdings Ltd. (Bermuda)	1,400	46,396
National Western Life Insurance Co. (Class A Stock)	4,100	1,111,100
Navigators Group, Inc. (The)*	25,300	1,722,677
Platinum Underwriters Holdings Ltd.	26,200	1,640,906
ProAssurance Corp.	23,500	1,099,330
Safety Insurance Group, Inc.	14,600	910,748
Selective Insurance Group, Inc.	40,300	1,040,546
State Auto Financial Corp.	32,600	682,318
Symetra Financial Corp.	78,900	1,869,930
United Insurance Holdings Corp.	10,400	203,840

		17,121,666

IT Services — 1.8%
CACI International, Inc.*	16,900	1,390,701
ExlService Holdings, Inc.*	36,000	1,007,640
Sykes Enterprises, Inc.*	45,300	975,762
TeleTech Holdings, Inc.*	22,800	588,468

		3,962,571

Machinery — 2.4%
American Railcar Industries, Inc.(a)	21,600	1,421,496
Blount International, Inc.*	9,300	142,383
Douglas Dynamics, Inc.	18,500	383,505
Federal Signal Corp.	121,700	1,728,140
Standex International Corp.	4,700	405,375
Wabash National Corp.*	115,500	1,189,650

		5,270,549

Media — 0.8%
Entercom Communications Corp. (Class A Stock)*(a)	28,200	289,896
Journal Communications, Inc. (Class A Stock)*	109,800	1,077,138
Saga Communications, Inc. (Class A Stock)	9,110	365,311

		1,732,345

Metals & Mining — 0.3%
Handy & Harman Ltd.*	15,900	561,429

Oil, Gas & Consumable Fuels — 2.5%
Adams Resources & Energy, Inc.	17,800	748,490
Green Plains, Inc.	19,500	666,900
REX American Resources Corp.*	15,800	1,149,608
Stone Energy Corp.*(a)	51,500	1,261,750
VAALCO Energy, Inc.*	128,900	956,438
Warren Resources, Inc.*	143,300	495,818
Western Refining, Inc.	5,800	264,422

		5,543,426

Paper & Forest Products — 1.2%
Neenah Paper, Inc.	32,600	1,988,926
Schweitzer-Mauduit International, Inc.	12,600	542,556

		2,531,482

Personal Products — 0.2%
Nature’s Sunshine Products, Inc.	24,700	368,030

Professional Services — 0.6%
CDI Corp.	5,100	87,669
Navigant Consulting, Inc.*	16,800	258,552
VSE Corp.	17,000	1,024,760

		1,370,981

Real Estate Investment Trusts (REITs) — 9.9%
Anworth Mortgage Asset Corp.	176,000	913,440
Apollo Commercial Real Estate Finance, Inc.	40,000	657,600
Armada Hoffler Properties, Inc.	113,100	1,060,878
Capstead Mortgage Corp.	48,100	611,351
Cedar Realty Trust, Inc.	185,100	1,273,488
Chambers Street Properties	58,700	481,927
DuPont Fabros Technology, Inc.	54,400	1,684,768
Dynex Capital, Inc.	98,100	826,002
Geo Group, Inc. (The)	47,800	1,909,132

Inland Real Estate Corp.	123,100	1,306,091
Invesco Mortgage Capital, Inc.	75,800	1,253,732
LaSalle Hotel Properties	54,600	2,140,866
MFA Financial, Inc.	85,200	713,976
One Liberty Properties, Inc.	28,900	661,521
PennyMac Mortgage Investment Trust	48,600	1,049,274
PS Business Parks, Inc.	15,100	1,271,722
Ryman Hospitality Properties, Inc.(a)	23,500	1,159,725
Sabra Health Care REIT, Inc.	16,800	479,976
Saul Centers, Inc.	15,400	846,230
Select Income REIT	50,900	1,247,559

		21,549,258

Road & Rail — 0.7%
AMERCO	5,300	1,436,936

Semiconductors & Semiconductor Equipment — 2.1%
Amkor Technology, Inc.*	167,300	1,134,294
Cirrus Logic, Inc.*(a)	78,900	1,522,770
Diodes, Inc.*	30,500	787,815
OmniVision Technologies, Inc.*	45,300	1,213,134

		4,658,013

Software — 0.4%
AVG Technologies*	53,200	953,344

Specialty Retail — 1.2%
Express, Inc.*	79,800	1,194,606
Finish Line, Inc. (The) (Class A Stock)	45,600	1,207,032
Haverty Furniture Cos., Inc.	9,000	198,090

		2,599,728

Textiles, Apparel & Luxury Goods — 0.6%
Culp, Inc.	24,000	455,280
Unifi, Inc.*	33,700	942,589

		1,397,869

Thrifts & Mortgage Finance — 4.3%
Berkshire Hills Bancorp, Inc.	31,800	819,804
Dime Community Bancshares, Inc.	56,800	894,600
Federal Agricultural Mortgage Corp. (Class C Stock)	2,300	76,590
First Defiance Financial Corp.	25,100	768,813
Home Loan Servicing Solutions Ltd.	54,800	1,052,708
Meta Financial Group, Inc.	10,700	401,357
OceanFirst Financial Corp.	42,000	695,940
Oritani Financial Corp.	38,300	565,691
Provident Financial Services, Inc.	59,900	1,091,977
Territorial Bancorp, Inc.	31,900	685,212
TrustCo Bank Corp.	38,900	283,970
Walker & Dunlop, Inc.*	29,700	478,467
Washington Federal, Inc.	20,300	443,149
WSFS Financial Corp.	13,700	1,077,505

		9,335,783

Water Utilities
Connecticut Water Service, Inc.	1,200	44,604

Wireless Telecommunication Services — 0.6%
Spok Holdings, Inc.	76,700	1,245,608

TOTAL COMMON STOCKS (cost $181,152,578)		214,422,108

EXCHANGE TRADED FUND — 0.8%
iShares Russell 2000 Value Index Fund (cost $1,663,383)(a)	17,100	1,711,368

TOTAL LONG-TERM INVESTMENTS (cost $182,815,961)		216,133,476

SHORT-TERM INVESTMENT — 7.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $16,873,252; includes $15,148,556 of cash collateral for securities on loan)(b)(c)	16,873,252	16,873,252

TOTAL INVESTMENTS — 107.0% (cost $199,689,213)(d)		233,006,728
Liabilities in excess of other assets — (7.0)%		(15,344,173)

NET ASSETS — 100.0%		$217,662,555

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,967,838; cash collateral of $15,148,556 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$199,737,814

Appreciation	36,353,516
Depreciation	(3,084,602)

Net Unrealized Appreciation	$33,268,914

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,307,295	$—	$—
Air Freight & Logistics	1,869,136	—	—
Airlines	3,331,672	—	—
Auto Components	3,788,623	—	—
Banks	40,903,800	—	—
Capital Markets	6,672,218	—	—
Chemicals	1,687,616	—	—
Commercial Services & Supplies	8,856,119	—	—
Communications Equipment	346,075	—	—
Construction & Engineering	2,642,574	—	—
Consumer Finance	3,518,188	—	—
Containers & Packaging	1,238,552	—	—
Diversified Consumer Services	1,272,155	—	—
Diversified Financial Services	790,636	—	—
Diversified Telecommunication Services	3,163,890	—	—
Electric Utilities	8,814,855	—	—
Electronic Equipment, Instruments & Components	10,481,443	—	—
Energy Equipment & Services	3,937,204	—	—
Food & Staples Retailing	1,401,915	—	—
Food Products	4,723,298	—	—
Gas Utilities	5,531,990	—	—
Health Care Equipment & Supplies	214,830	—	—
Health Care Providers & Services	11,975,748	—	—
Hotels, Restaurants & Leisure	3,297,861	—	—
Household Durables	970,793	—	—
Insurance	17,121,666	—	—
IT Services	3,962,571	—	—
Machinery	5,270,549	—	—
Media	1,732,345	—	—
Metals & Mining	561,429	—	—
Oil, Gas & Consumable Fuels	5,543,426	—	—
Paper & Forest Products	2,531,482	—	—
Personal Products	368,030	—	—
Professional Services	1,370,981	—	—
Real Estate Investment Trusts (REITs)	21,549,258	—	—
Road & Rail	1,436,936	—	—
Semiconductors & Semiconductor Equipment	4,658,013	—	—
Software	953,344	—	—
Specialty Retail	2,599,728	—	—
Textiles, Apparel & Luxury Goods	1,397,869	—	—
Thrifts & Mortgage Finance	9,335,783	—	—
Water Utilities	44,604	—	—
Wireless Telecommunication Services	1,245,608	—	—
Exchange Traded Fund	1,711,368	—	—
Affiliated Money Market Mutual Fund	16,873,252	—	—

Total	$233,006,728	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment spreads, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 5

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date December 18, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date December 18, 2014

*	Print the name and title of each signing officer under his or her signature.